Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Marketable Securities

9. Marketable Securities

Investments in marketable securities consists of 2,500,000 shares of Zoompass Holdings (“Zoompass”) and is accounted for at fair value, with changes recognized into earnings.

The shares of Zoompass were last quoted on the OTC market at $0.123 per share on March 31, 2020, resulting in an unrealized gain recorded to earnings related to these securities of $130,000 for the three months ended March 31, 2020.

9.	Marketable Securities

Investments in marketable securities consists of 2,500,000 shares of Zoompass Holdings (“Zoompass”) and is accounted for at fair value, with changes recognized in earnings.

On December 31, 2019, the shares of Zoompass were last quoted at $0.071 per share on the OTC market, resulting in an unrealized loss recorded to earnings related to these securities of $97,500 and $75,000 for the years ended December 31, 2019, and 2018 respectively.